Share-Based Payments (Details) - USD ($)		12 Months Ended
	Nov. 06, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2015	Dec. 16, 2022	Oct. 14, 2022
Share-Based Payments [Line Items]
Share options vest				10 years
Employee benefit expenses (in Dollars)			$ 6,023,000
Share Options Term					10 years
Share option vested					50.00%
Share option unvested					50.00%
Expected dividend
Contractual lives		10 years
Price per share (in Dollars per share)	$ 0.0001	$ 0.0001
Non-cash consideration (in Dollars)			$ 882,115
Fair value of services received (in Dollars)	$ 500,000
Class B Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares isued (in Shares)		14,874,838
Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares isued (in Shares)		10,092,134
Capital Market Advisory Service [Member] | Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares isued (in Shares)	325,000
Bottom of Range [Member]
Share-Based Payments [Line Items]
Share options vest				1 year
Contractual lives		2 years 9 months
Top of Range [Member]
Share-Based Payments [Line Items]
Share options vest				5 years
Contractual lives		3 years
Share Compensation [Member] | Class B Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares isued (in Shares)						632,528
Price per share (in Dollars per share)						$ 0.0001